Loans and Leases Held for Investment, Net Net Purchase Loan/Lease Fees (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans and Leases Held for Investment, Net
Net purchased loan and lease discounts	$ 180,779	$ 237,170	$ 393,014
Net deferred loan and lease origination costs	$ 20,366	$ 19,057	$ 10,861